                             EXCELSIOR FUNDS, INC.

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                               (the "Companies")

                                  Money Fund
                             Government Money Fund
                              Treasury Money Fund
                             Tax-Exempt Money Fund
                        New York Tax-Exempt Money Fund


                      Supplement Dated September 13, 2001
                                     to the
          Prospectus Dated August 1, 2001 (as revised August 27, 2001)

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE EXCELSIOR MONEY FUND, GOVERNMENT MONEY FUND, TREASURY MONEY FUND, TAX-EXEMPT MONEY FUND AND NEW YORK TAX-EXEMPT MONEY FUND DATED AUGUST 1, 2001 (AS REVISED AUGUST 27, 2001). THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTUE A CURRENT PROSPECTUS.

The prospectus is modified as follows:

The Money Fund, Government Money Fund, Treasury Money Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund (together, the "Funds") normally accept purchase and redemption orders and calculate their NAVs only on days that both the New York Stock Exchange (NYSE) and the Adviser are open for business. In light of the unexpected closure of the NYSE that commenced on September 11, 2001, however, the Funds will accept purchase and redemption orders and calculate their NAVs on September 13, through the reopening of the NYSE (provided that the Federal Reserve Banks remain open and market conditions permit). Purchase and redemption deadlines for the Excelsior Tax-Exempt Money Fund and New York Tax-Exempt Money Fund will be 11:15 a.m. and for the Excelsior Money Fund, Government Money Fund and Treasury Money Fund will be 12:00 noon, until the NYSE reopens for business. The Funds will resume trading at their normal deadlines when the NYSE opens and market conditions return to normal. Exchanges between Funds will not be permitted until all of the Company's Funds are open for business as defined in the Fund's prospectuses.
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                             EXCELSIOR FUNDS, INC.

                                (the "Company")

                                   Money Fund

                              Institutional Shares

                      Supplement Dated September 13, 2001
                                    to the
         Prospectus Dated August 27, 2001 (as revised August 27, 2001)

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS FOR THE EXCELSIOR MONEY FUND DATED AUGUST 1, 2001. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND THE PROSPECTUS TOGETHER CONSTITUTUE A CURRENT PROSPECTUS.

The prospectus is modified as follows:

The Money Fund (the "Fund") normally accepts purchase and redemption orders and calculates its NAV only on days that both the New York Stock Exchange (NYSE) and the Adviser are open for business. In light of the unexpected closure of the NYSE that commenced on September 11, 2001, however, the Fund will accept purchase and redemption orders and calculate its NAV on September 13, through the reopening of the NYSE (provided that the Federal Reserve Banks remain open and market conditions permit). Purchase and redemption deadlines for the Excelsior Money Fund will be 12:00 noon, until the NYSE reopens for business. The Fund will resume trading at its normal deadlines when the NYSE opens and market conditions return to normal. Exchanges between Funds will not be permitted until all of the Company's Funds are open for business as defined in the Fund's prospectuses.

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